Debt Obligations, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Outstanding Debt Obligations

The table below summarizes outstanding debt obligations of the Company:

	March 31, 2021 (Unaudited)
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available (1)	Net Carrying Value (2)	Interest Rate (3)
Revolving Credit Facility #1	2/28/2022	$105,000	$92,432	$10,841	$92,145	4.31%
Revolving Credit Facility #2	8/20/2021	22,000	20,981	1,019	20,953	4.31%
Term Loan	10/25/2029	250,000	250,000	—	246,659	7.60%

Total		$377,000	$363,413	$11,860	$359,757

(1)	Amount available is reduced by outstanding letters of credit.
(2)

The carrying values of the Revolving Credit Facility #1, Revolving Credit Facility #2, and Term Loan are presented net of capitalized and unamortized deferred financing costs of $287, $28, and $3.3 million, respectively.

(3)	Average interest rate noted above, excludes impact of deferred financing and unused commitment fees.

	December 31, 2020
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available (1)	Net Carrying Value (2)	Interest Rate (3)
Revolving Credit Facility #1	2/28/2022	$105,000	$92,895	$10,377	$92,522	4.75%
Revolving Credit Facility #2	8/20/2021	22,000	17,365	4,635	17,303	4.49%
Term Loan	10/25/2029	250,000	250,000	—	246,561	7.86%

Total		$377,000	$360,260	$15,012	$356,386

(1)	Amount available is reduced by outstanding letters of credit.
(2)

The carrying values of the Revolving Credit Facility #1, Revolving Credit Facility #2, and Term Loan are presented net of capitalized and unamortized deferred financing costs of $373, $62, and $3.4 million, respectively.

(3)	Average interest rate noted above, excludes impact of deferred financing and unused commitment fees.

The table below summarizes outstanding debt obligations of the Company:

	December 31, 2020
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available (1)	Net Carrying Value (2)	Interest Rate (3)
Revolving Credit Facility #1	2/28/2022	$105,000	$92,895	$10,377	$92,522	4.75%
Revolving Credit Facility #2	8/20/2021	22,000	17,365	4,635	17,303	4.49%
Term Loan	10/25/2029	250,000	250,000	—	246,561	7.86%

Total		$377,000	$360,260	$15,012	$356,386

(1)	Amount available is reduced by outstanding letters of credit.
(2)

The carrying values of the Revolving Credit Facility #1, Revolving Credit Facility #2, and Term Loan are presented net of capitalized and unamortized deferred financing costs of $373, $62, and $3.4 million, respectively.

(3)	Average interest rate noted above, excludes impact of deferred financing and unused commitment fees.

	December 31, 2019
	Current Maturity Date	Aggregate Facility Size	Outstanding Debt	Amount Available (1)	Net Carrying Value (2)	Interest Rate (3)
Revolving Credit Facility #1	2/28/2022	$50,000	$28,190	$20,082	$28,101	6.22%
Revolving Credit Facility #2	8/20/2021	16,000	12,982	3,018	12,834	5.61%
Term Loan	10/25/2029	250,000	250,000	—	246,169	7.94%

Total		$316,000	$291,172	$23,100	$287,104

(1)	Amount available is reduced by outstanding letters of credit.
(2)

The carrying values of the Revolving Credit Facility #1, Revolving Credit Facility #2, and Term Loan are presented net of capitalized and unamortized deferred financing costs of $89, $148, and $3.8 million, respectively.

(3)	Average interest rate noted above, excludes impact of deferred financing and unused commitment fees.